SECURITIES ACT FILE NO. 33-52742

INVESTMENT COMPANY ACT FILE NO. 811-7238

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 59	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 61	☒

SUNAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1 SunAmerica Center

Los Angeles, California 90067-6022

(Address of Principal Executive Offices) (Zip Code)

(800.858.8850)

(Registrant’s Telephone Number, including area code)

Nori L. Gabert, Esq.

Vice President and Deputy General Counsel

SunAmerica Asset Management Corp.

2929 Allen Parkway, A28-40

Houston, Texas 77019

(Name and Address for Agent for Service)

Copy to:

Mallary Reznik, Esq.

SAFG Retirement Services, Inc.

1 SunAmerica Center, Century City

Los Angeles, California 90067-6022

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date), pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date), pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 59 to the Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 59 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey, on the 8th day of February, 2012.

SUNAMERICA SERIES TRUST
(Registrant)

BY:	//S// JOHN T. GENOY
John T. Genoy
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

	Signature	Title	Date

	//s// JOHN T. GENOY	President (Principal Executive
	John T. Genoy	Officer)	February 8, 2012

	//s// DONNA M. HANDEL	Vice President, Treasurer and
	Donna M. Handel	Controller (Principal Financial	February 8, 2012
and Accounting Officer)
	*	Trustee
	Garrett F. Bouton		February 8, 2012
	*	Trustee
	Carl D. Covitz		February 8, 2012
	*	Trustee
	Jana W. Greer		February 8, 2012
	*	Trustee
	Jane Jelenko		February 8, 2012
	*	Trustee
	Allan L. Sher		February 8, 2012
	*	Trustee
	Gilbert T. Ray		February 8, 2012
	*	Trustee
	Bruce G. Willison		February 8, 2012

* By:	//s// NORI L. GABERT
	Nori L. Gabert		February 8, 2012
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase